Document and Entity Information	May 12, 2023
Document and Entity Information
Document Type	8-K
Document Period End Date	May 12, 2023
Entity File Number	001-39918
Entity Registrant Name	Perpetua Resources Corp.
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	405 S. 8th Street
Entity Address, Address Line Two	Ste. 201
Entity Address State Or Province	ID
Entity Address, City or Town	Boise
Entity Address, Postal Zip Code	83702
City Area Code	208
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Local Phone Number	901-3060
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	PPTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001526243
Amendment Flag	false